Share-Based Compensation - RCUs and PCUs fair value (Details) - USD ($)	Apr. 02, 2018	Apr. 03, 2017	Apr. 01, 2016	Apr. 01, 2015
GasLog Partners' Plan | GasLog Partners LP
Share-Based Compensation
Grant date share closing price	$ 23.40	$ 23.85	$ 16.45	$ 24.12